UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
February 28, 2019
MFS®  Investment Grade Municipal Trust

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 156.0%
Alabama - 1.0%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$70,000	$ 76,811
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	95,000	73,508
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	135,000	85,441
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	190,000	84,174
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	365,000	151,227
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	140,000	150,020
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	170,000	190,310
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	100,000	111,070
		$ 922,561
Arizona - 1.7%
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	$60,000	$ 62,774
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	45,000	46,675
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	80,000	82,755
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	70,000	71,478
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	80,000	80,859
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	165,000	160,842
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	145,000	138,875
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	795,000	941,948
		$ 1,586,206
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$30,000	$ 32,766
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	50,000	54,995
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	120,000	129,665
		$ 217,426
California - 14.6%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	$130,000	$ 90,734
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	235,000	156,726
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	470,000	299,813
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/2035 (Prerefunded 12/01/2021)	1,000,000	1,096,760
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	135,000	143,917
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036 (Prerefunded 10/01/2021)	35,000	39,083
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036 (Prerefunded 10/01/2021)	40,000	44,720
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	195,000	197,510
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031 (Prerefunded 8/15/2020)	535,000	568,860
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	70,000	74,127
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	1,220,000	1,348,124
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,135,000	1,288,191
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	40,000	44,338
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	100,000	106,470
California State University Rev., “A”, 5%, 11/01/2037	805,000	868,941
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	25,246	0
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	85,000	92,205
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	245,000	260,972
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	120,000	125,879

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049	$100,000	$ 105,372
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	195,000	196,505
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030	85,000	94,293
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	115,000	114,273
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036	50,000	51,787
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	210,000	239,343
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	35,000	38,689
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	65,000	71,412
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	95,000	95,980
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	140,000	141,926
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	355,000	304,267
Oroville, CA, Rev. (Oroville Hospital), 5.25%, 4/01/2049	30,000	32,655
Oroville, CA, Rev. (Oroville Hospital), 5.25%, 4/01/2054	50,000	54,039
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	245,000	253,288
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	345,000	398,120
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	835,000	867,515
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	50,000	56,107
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2049	460,000	518,691
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	306,535
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	715,000	765,643
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	25,000	27,770
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	710,000	752,919
State of California, 5.25%, 10/01/2028	270,000	293,909
State of California, 5.25%, 9/01/2030	645,000	698,187
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/2041 (Prerefunded 1/01/2021)	85,000	92,572
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 8/01/2024	190,000	213,476
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	125,000	134,586
		$ 13,767,229
Colorado - 2.8%
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	$40,000	$ 42,466
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	75,000	80,753
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	145,000	158,732
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	90,000	97,648
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	380,000	410,468
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	560,000	580,031
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	480,000	493,363
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	70,000	77,263
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	120,000	129,002
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	95,000	101,670
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	405,000	440,891
		$ 2,612,287
Connecticut - 1.1%
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	$175,000	$ 179,536
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	405,000	431,759
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	385,000	410,225
		$ 1,021,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 1.8%
District of Columbia Rev. (Georgetown University), BHAC, 5%, 4/01/2040	$1,430,000	$ 1,527,011
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	40,000	47,068
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	105,000	123,555
		$ 1,697,634
Florida - 4.7%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	$80,000	$ 84,738
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	35,000	36,994
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	60,000	63,641
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	440,000	467,641
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	105,000	117,402
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	105,000	116,614
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	100,000	103,815
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6.125%, 8/01/2042 (Prerefunded 8/01/2020)	145,000	153,700
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	50,000	52,658
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/2035	180,000	196,301
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	175,000	199,033
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	275,000	292,638
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	100,000	100,718
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	105,000	105,262
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	155,000	155,405
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	400,000	423,596
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	20,000	22,447
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	20,000	22,101
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	40,000	43,362
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	120,000	128,741
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	85,000	94,012
Tampa, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 10/01/2025	1,000,000	1,137,530
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037 (a)(d)	480,000	331,200
		$ 4,449,549
Georgia - 3.2%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$75,000	$ 80,437
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	75,000	80,377
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	290,000	298,375
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	125,000	134,845
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	125,000	135,607
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	120,000	129,994
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	75,000	81,207
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	340,000	365,116
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	215,000	226,928
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	525,000	568,612
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	120,000	144,208
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	250,000	307,782
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	75,000	81,279
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	320,000	363,805
		$ 2,998,572
Guam - 0.0%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$40,000	$ 41,752

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - 1.0%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	$115,000	$ 120,714
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	410,000	416,728
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	110,000	119,774
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	70,000	76,318
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	120,000	129,661
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	80,000	86,372
		$ 949,567
Illinois - 15.5%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$155,000	$ 150,998
Chicago, IL, “A”, 5.25%, 1/01/2028	25,000	26,651
Chicago, IL, “A”, 5%, 1/01/2036	85,000	87,937
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	360,000	368,759
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	20,000	20,076
Chicago, IL, “A”, AGM, 5%, 1/01/2037	210,000	211,481
Chicago, IL, “C”, NATL, 5%, 1/01/2029	250,000	250,712
Chicago, IL, “D”, 5.5%, 1/01/2033	70,000	75,291
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	50,000	48,994
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	100,000	106,555
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	420,000	480,266
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	115,000	131,093
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	220,000	248,736
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	190,000	213,277
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	100,000	114,151
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	180,000	181,892
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	215,000	241,484
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	855,000	916,902
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	70,000	77,144
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	35,000	38,504
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	145,000	159,829
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	140,000	154,742
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	75,000	82,283
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	525,000	562,842
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, Unrefunded Balance, 5.625%, 1/01/2035	125,000	132,194
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	155,000	164,903
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2030	310,000	329,133
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	60,000	63,654
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	410,000	431,094
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	455,000	490,363
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	145,000	161,128
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	145,000	160,440
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	160,000	161,382
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	125,000	127,805
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	395,000	405,614
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	85,000	95,971
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	120,000	133,108
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	565,000	619,206
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	430,000	433,810
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029 (Prerefunded 10/01/2019)	545,000	559,279
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	395,000	404,152
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	315,000	343,731
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035	1,000,000	1,137,680
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	390,000	414,800
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	150,000	162,411
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,145,000	1,252,275

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	$157,000	$ 157,240
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	130,000	135,902
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	60,000	63,042
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	45,000	43,381
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	50,000	47,546
State of Illinois, 5%, 6/01/2020	190,000	195,647
State of Illinois, 5%, 11/01/2027	330,000	358,340
State of Illinois, AGM, 5%, 2/01/2027	95,000	104,412
State of Illinois, “D”, 5%, 11/01/2028	335,000	361,257
		$ 14,601,499
Indiana - 3.0%
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	$295,000	$ 316,978
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	40,000	42,448
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	100,000	104,340
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	350,000	370,331
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	365,000	384,816
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/2029 (Prerefunded 2/01/2022)	1,000,000	1,094,130
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	25,000	28,611
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	20,000	22,772
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	25,000	28,187
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	75,000	83,117
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	210,000	214,964
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	110,000	126,146
		$ 2,816,840
Iowa - 0.5%
Iowa Student Loan Liquidity Corp. Rev., “A”, 3.75%, 12/01/2033	$250,000	$ 252,417
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	45,000	45,657
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	10,000	10,286
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	40,000	41,663
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	40,000	41,641
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	5,000	5,201
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	75,000	77,975
		$ 474,840
Kansas - 1.5%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$300,000	$ 331,701
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	100,000	109,794
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	45,000	48,056
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	45,000	47,349
University of Kansas Hospital Authority, Health Facilities Rev. (The University of Kansas Health System), “A”, 5%, 9/01/2048	540,000	609,746
Wyandotte County, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	20,000	19,917
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	195,000	214,873
		$ 1,381,436
Kentucky - 2.4%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$35,000	$ 40,601
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	35,000	40,418
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	40,000	45,950
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	35,000	38,381
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	230,000	250,065
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	135,000	145,664
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	440,000	465,208
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/2030	1,000,000	1,068,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	$110,000	$ 124,448
		$ 2,218,845
Louisiana - 2.3%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	$470,000	$ 446,500
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	240,000	260,282
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	290,000	301,006
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	345,000	302,168
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	65,000	70,073
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	185,000	197,301
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	85,000	90,743
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	480,000	498,768
		$ 2,166,841
Maryland - 1.6%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$100,000	$ 108,760
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	90,000	97,233
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	145,000	156,219
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	10,000	9,815
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	20,000	19,294
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	75,000	69,282
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	175,000	177,856
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	190,000	205,285
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	100,000	109,691
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	65,000	70,913
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	280,000	299,384
Prince George's County, MD, Special Obligation Bonds (Westphalia Town Center Project), 5.25%, 7/01/2048	100,000	101,763
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	10,000	10,516
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	15,000	15,554
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	15,000	15,489
		$ 1,467,054
Massachusetts - 19.4%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$285,000	$ 303,941
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2038 (Prerefunded 6/01/2021)	1,000,000	1,074,090
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	350,000	446,442
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	190,000	212,213
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	40,000	42,768
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057	100,000	103,306
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	100,000	120,026
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	35,000	39,300
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	30,000	33,572
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	25,000	27,870
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	120,000	132,312
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	80,000	87,617
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 4%, 7/01/2044	90,000	87,878
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2044	35,000	38,502
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/2043	1,000,000	1,113,500
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	70,000	70,468
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	60,000	62,644

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	$40,000	$ 41,534
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	95,000	95,412
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	11,840,000	11,891,386
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/2029	185,000	197,558
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University), 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	265,000	269,039
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance (Suffolk University), 6.25%, 7/01/2030	150,000	152,236
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	35,000	37,613
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	40,000	42,263
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/2032	720,000	774,547
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	600,000	769,800
		$ 18,267,837
Michigan - 5.2%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$65,000	$ 69,750
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	460,000	495,843
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	25,000	26,219
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	30,000	31,394
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	430,000	436,158
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	50,000	52,235
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	65,000	68,688
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 3.25%, 11/15/2042	570,000	502,911
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	150,000	168,286
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	65,000	72,319
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	150,000	166,626
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	100,000	110,745
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	175,000	185,187
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-2”, 5%, 7/01/2044	135,000	142,858
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-6”, 5%, 7/01/2033	220,000	241,956
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	65,000	72,205
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	750,000	795,862
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	545,000	588,987
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	570,000	640,150
		$ 4,868,379
Minnesota - 0.4%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	$60,000	$ 60,995
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	105,000	115,338
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	60,000	60,793
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	85,000	93,065
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/2038	6,080	6,082
		$ 336,273
Mississippi - 1.1%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/2022	$625,000	$ 626,200
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	90,000	106,674
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	190,000	193,439

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	$65,000	$ 66,216
		$ 992,529
Missouri - 0.3%
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	$55,000	$ 60,492
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	205,000	227,917
		$ 288,409
National - 0.5%
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/2052 (Put Date 5/15/2019) (n)	$500,000	$ 503,455
Nebraska - 1.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2036	$105,000	$ 121,646
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2042	210,000	242,002
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/2040 (Prerefunded 7/01/2020)	645,000	680,204
		$ 1,043,852
Nevada - 1.1%
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/2029	$755,000	$ 806,687
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	5,000	5,760
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	5,000	5,632
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	20,000	20,071
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	25,000	25,022
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), Capital Appreciation, “C”, 0%, 7/01/2058	1,500,000	173,280
		$ 1,036,452
New Hampshire - 0.7%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$445,000	$ 456,027
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	100,000	114,078
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	105,000	117,544
		$ 687,649
New Jersey - 3.6%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2032	$85,000	$ 96,489
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	80,000	88,790
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	34,360
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	40,000	44,976
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	40,000	43,831
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.375%, 1/01/2043	225,000	244,611
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	115,000	125,526
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	70,000	75,717
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	35,000	37,696
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2034	55,000	59,258
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2035	40,000	42,934
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2042	240,000	252,130
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	260,000	282,269
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	40,000	45,142
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	35,000	39,499
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	150,000	157,960
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	460,000	466,546
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	360,000	388,228

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2035	$550,000	$ 613,255
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	150,000	168,541
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	100,000	110,845
		$ 3,418,603
New Mexico - 0.4%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$400,000	$ 416,708
New York - 13.3%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$200,000	$ 207,710
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	310,000	329,837
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	120,000	30,462
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	130,000	139,099
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	95,000	101,627
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	215,000	232,209
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	135,000	144,717
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	255,000	270,871
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	1,725,000	2,114,660
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	215,000	227,668
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	200,000	214,962
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	435,000	450,786
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/2044	500,000	532,795
New York Power Authority Rev., “A”, 5%, 11/15/2038	1,000,000	1,079,730
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	215,000	244,934
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	125,000	141,773
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	100,000	112,917
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	100,000	101,306
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/2034 (Prerefunded 6/15/2021)	1,610,000	1,734,711
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., 5%, 6/15/2047 (Prerefunded 6/15/2023)	470,000	536,058
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., Unrefunded Balance, 5%, 6/15/2047	530,000	578,511
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	195,000	206,376
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	225,000	237,731
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/2029	1,125,000	819,382
Utility Debt Securitization Authority Restructuring Rev., NY, “E”, 5%, 12/15/2041	1,500,000	1,678,800
		$ 12,469,632
North Carolina - 2.8%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/2038	$340,036	$ 350,087
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	2,000,000	2,130,100
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	105,000	118,576
		$ 2,598,763
Ohio - 3.9%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045 (Prerefunded 6/01/2020)	$285,000	$ 300,202
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	105,000	111,850
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	95,000	101,524
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	220,000	222,026
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	50,000	54,277
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	530,000	574,568
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	40,000	40,124
Miami County, OH, Hospital Facilities Rev., “A”, 5%, 8/01/2049	405,000	446,452
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	395,000	439,990

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	$10,000	$ 11,065
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	60,000	63,019
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	75,000	75,473
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	90,000	93,482
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	35,000	37,331
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 12/15/2021	1,000,000	1,107,950
		$ 3,679,333
Oklahoma - 1.2%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$15,000	$ 15,009
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	5,000	5,774
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	35,000	38,932
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	50,000	53,907
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	55,000	60,336
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	50,000	54,638
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	55,000	59,470
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	535,000	546,235
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	140,000	149,745
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	170,000	181,839
		$ 1,165,885
Oregon - 0.1%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	$95,000	$ 102,043
Pennsylvania - 7.8%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	$10,000	$ 10,640
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2047	35,000	36,618
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	600,000	592,776
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	70,000	80,104
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	68,350
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	34,022
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	105,000	106,920
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	80,000	85,149
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	70,000	72,420
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	25,000	26,977
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	35,000	37,098
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	35,000	36,406
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	20,000	20,688
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	900,000	990,405
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	940,000	467,866
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	145,000	166,364
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	655,000	711,061
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	90,000	89,925
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	260,000	266,417
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	200,000	202,700
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	65,000	68,440

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	$110,000	$ 122,497
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	115,000	127,684
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	180,000	185,458
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	140,000	144,147
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	100,000	107,611
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	65,000	72,929
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	645,000	709,861
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	105,000	105,391
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 1/01/2036	1,000,000	1,045,180
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	305,000	305,997
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), 5%, 4/01/2028	140,000	148,865
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	30,000	31,712
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	35,000	36,500
		$ 7,315,178
Puerto Rico - 10.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$150,000	$ 153,675
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	50,000	56,652
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	45,000	49,977
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	135,000	149,674
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	185,000	203,417
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	300,000	305,913
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,082
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	990,000	1,046,529
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	210,000	227,422
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	165,000	173,821
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	65,000	70,121
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	115,000	123,871
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	415,000	456,292
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	145,000	154,010
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	440,000	451,158
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	45,000	46,766
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	440,000	456,020
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	66,841
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	375,000	375,195
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	115,000	120,120
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	20,000	20,001
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	45,000	45,306
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	530,000	532,396
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	30,000	30,509
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	50,000	50,262
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	25,000	26,627
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	125,000	133,728
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	200,000	213,542
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	30,000	31,923
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	320,000	311,600
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	230,000	230,264
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	10,000	9,895
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	40,000	40,272

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	$20,000	$ 19,960
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	50,000	50,033
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	10,000	9,825
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	155,000	151,512
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	55,000	54,313
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	55,000	52,663
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	55,000	51,356
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	42,581
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	220,000	234,916
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	140,000	150,857
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	400,000	438,516
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	60,000	65,959
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	15,000	15,380
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	35,000	35,469
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	125,000	127,180
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	25,000	25,373
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	315,000	332,064
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5%, 7/01/2058	94,000	89,117
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 7/01/2027	51,000	37,003
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 7/01/2031	550,000	315,843
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 7/01/2033	487,000	246,242
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “2”, AAC, 0%, 8/01/2054	513,684	84,542
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	29,992	29,842
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	24,124	22,797
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	132,125	131,465
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	58,867	58,573
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	176,602	175,719
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	6,456	6,101
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	19,605	19,507
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	108,048	102,105
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	328,115	326,474
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,169
		$ 9,917,337
Rhode Island - 0.9%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/2039 (Prerefunded 5/15/2019)	$855,000	$ 864,037
South Carolina - 2.6%
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/2038	$1,000,000	$ 1,097,990
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	270,000	295,410
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	215,000	229,925
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	515,000	550,751
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/2036	260,000	272,309
		$ 2,446,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 5.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$820,000	$ 869,126
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2038 (Prerefunded 2/01/2023)	1,000,000	1,123,850
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2030	50,000	54,996
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	35,000	37,447
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2036	1,000,000	1,061,800
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	120,000	131,630
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	205,000	223,936
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	300,000	333,612
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	610,000	703,916
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	185,000	206,987
		$ 4,747,300
Texas - 12.0%
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	$100,000	$ 108,622
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	330,000	343,728
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	100,000	107,487
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	70,000	75,391
Conroe, TX, Independent School District, Unlimited Tax School Building and Refunding, PSF, 5%, 2/15/2039	155,000	173,702
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	335,000	347,462
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/2034	465,000	471,208
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/2039	315,000	352,539
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	250,000	251,172
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	90,000	100,413
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	22,280
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	40,000	44,428
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	70,000	26,490
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	175,000	51,441
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	160,000	171,198
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	100,000	108,952
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	140,000	150,497
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	165,000	165,370
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	150,000	153,053
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	385,000	395,145
Matagorda County, TX, Navigation District No. 1 (Houston Lighting), AAC, 5.125%, 11/01/2028	2,000,000	2,364,520
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	15,000	16,892
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	80,000	81,706
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	160,000	173,106
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	160,000	172,574
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	25,000	25,423
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	35,000	35,605
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	100,000	104,725
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	90,000	92,621
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030	25,000	26,936
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035	30,000	31,736
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047	65,000	67,478

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	$5,000	$ 5,101
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	5,000	5,028
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	150,000	155,721
North Texas Tollway Authority Rev., 6%, 1/01/2038 (Prerefunded 1/01/2021)	620,000	667,690
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/2031 (Prerefunded 9/01/2021)	1,000,000	1,079,660
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	160,000	174,672
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	40,000	41,223
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	315,000	325,178
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	60,000	57,186
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	70,000	66,699
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	500,000	450,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	60,000	62,801
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	135,000	144,902
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	115,000	132,888
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	95,000	108,366
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	165,000	179,084
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	20,000	8,761
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	10,000	4,131
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	15,000	5,860
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	15,000	5,512
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	30,000	10,403
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	40,000	13,105
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	35,000	10,877
Waco Education Finance Corp. Rev. (Baylor University), 5%, 3/01/2043	675,000	721,480
		$ 11,250,228
Utah - 0.3%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$265,000	$ 296,964
Virginia - 0.5%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$165,000	$ 176,073
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	275,000	293,532
		$ 469,605
Washington - 0.7%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$80,000	$ 84,902
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	100,000	103,801
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	195,000	198,286
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	225,000	230,348
		$ 617,337
West Virginia - 0.4%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	$30,000	$ 32,827
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	85,000	92,435
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	285,000	211,769
		$ 337,031

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - 1.1%
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	$15,000	$ 16,363
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	20,000	21,495
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	20,000	21,311
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026 (Prerefunded 7/15/2021)	185,000	199,217
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028 (Prerefunded 7/15/2021)	55,000	59,227
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2037	165,000	181,439
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2049	165,000	177,700
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	25,000	26,202
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	10,000	10,404
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	100,000	103,699
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	15,000	15,472
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	70,000	73,565
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	95,000	102,536
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	60,000	62,916
		$ 1,071,546
Total Municipal Bonds		$ 146,600,408

Other Assets, Less Liabilities - (4.1)%		(3,875,977)
Variable Rate Municipal Term Preferred Shares (VMTPS), at liquidation value (issued by the fund) - (51.9)%		(48,750,000)
Net assets applicable to common shares - 100.0%		$ 93,974,431
(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $682,991, representing 0.7% of net assets applicable to common shares.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$146,600,408	$—	$146,600,408
For further information regarding security characteristics, see the Portfolio of Investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2019

*	Print name and title of each signing officer under his or her signature.